Net debt - Reconciliation of cash flow from financing liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	£ 12,347	£ 5,150	[1]	£ 3,921	[1]
Repayment of loans	(1,261)	(1,654)	[1]	(3,037)	[1]
Payments of lease liabilities	(117)	(107)	[1]	(115)	[1]
Net movements in short-term borrowings	(11)	(619)	[1]	(562)	[1]
Interest paid	(1,053)	(753)	[1]	(867)	[1]
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	12,347	5,150		3,921
Repayment of loans	(1,261)	(1,654)		(3,037)
Payments of lease liabilities	(117)	(107)		(115)
Net movements in short-term borrowings	(11)	(619)		(562)
Interest paid	(998)	(711)		(802)
Cash flows per financing activities section of cash flow statement	9,960	2,059		(595)
Non-net debt-related items	33	29		34
Cash flows relating to financing liabilities within net debt	9,993	2,088		(561)
Borrowings	9,993	2,088		(561)
Financing derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash inflows on derivatives	20	17		46
Cash outflows on derivatives	(114)	(183)		(245)
Interest paid	(55)	(42)		(65)
Cash flows per financing activities section of cash flow statement	(149)	(208)		(264)
Derivative cash (outflow)/inflow in relation to capital expenditure	(8)	10		13
Derivative cash inflows per investing section of cash flow statement	17	225		58
Derivative cash outflows per investing section of cash flow statement	(122)	(81)		(281)
Cash flows relating to financing liabilities within net debt	(262)	(54)		(474)
Financing derivatives	£ (262)	£ (54)		£ (474)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.